SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK PORTFOLIOS

Schwab MarketTrack Growth Portfolio

Supplement dated December 6, 2012 to the

Statutory Prospectus dated February 28, 2012, and

Summary Prospectus dated February 28, 2012, as supplemented May 30, 2012

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective December 6, 2012, the Schwab MarketTrack Growth Portfolio no longer offers P Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG71146-00

SCHWAB CAPITAL TRUST

SCHWAB MARKETTRACK PORTFOLIOS

Schwab MarketTrack Growth Portfolio

Supplement dated December 6, 2012 to the

Statement of Additional Information dated February 28, 2012, as supplemented May 30, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Effective December 6, 2012, the Schwab MarketTrack Growth Portfolio no longer offers P Shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG71148-00